Basis of Presentation	9 Months Ended
Jul. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Basis of Accounting [Text Block]
2.	Basis of Presentation

The accompanying unaudited condensed consolidated financial statements include all adjustments, consisting solely of normal recurring adjustments which management believes are necessary for a fair presentation of the Company’s financial position at July 31, 2011 and results of operations for the periods presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted.

Results of operations for the periods presented are not necessarily indicative of the results to be expected for the full year. The accompanying condensed consolidated financial statements should be read in conjunction with our audited financial statements and footnotes as of and for the year ended October 31, 2010, included in our Annual Report on Form 10-K filed with the Securities and Exchange Commission on February 11, 2011.